Other Financial Data (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended								12 Months Ended			29 Months Ended
	Jul. 24, 2013	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Other Financial Data [Line Items]
Reclassified amount of cash surrender values of split-dollar value life insurance plans						$ 96,000,000					$ 96,000,000
Net (gain) charges for legal and related insurance matters										0	(16,000,000)	88,000,000
Repurchase of common shares under share repurchase program, value											2,400,000,000	1,100,000,000
Common shares repurchased under share repurchase program										28.6	49.6	26.6
Investment impairment charges										3,000,000	4,000,000	4,000,000
Gains on sales of investments and businesses, net										37,000,000	26,000,000	23,000,000
Depreciation expense										157,000,000	150,000,000	128,000,000
Stockholders' Equity Note [Abstract]
Share repurchase program, maximum amount	7,000,000,000
Payments for Repurchase of Common Stock										1,694,000,000	2,438,000,000	1,110,000,000
Repurchase of common shares, average cost per share										$ 59.30	$ 49.14	$ 41.77
Stock Repurchase Program, Additional Authorized Amount	2,000,000,000
Share repurchase authority utilized during period													5,200,000,000
Share repurchase program, available for repurchases										1,800,000,000
Dividends declared per share (US$ per share)	$ 0.31	$ 0.31	$ 0.31	$ 0.26	$ 0.26	$ 0.26	$ 0.26	$ 0.22	$ 0.22	$ 1.14	$ 0.96	$ 0.22
Payments of cash dividends to holders of common stock										292,000,000	270,000,000	72,000,000
Payment of dividends to minority shareholders												8,000,000
Foreign currency translation adjustments										(4,000,000)	14,000,000	19,000,000
Retirement benefit adjustments, net of tax										(953,000,000)	707,000,000	723,000,000
Retirement benefit adjustments, tax										571,000,000	(419,000,000)	(332,000,000)
Gains (Losses) on Extinguishment of Debt										$ 0	$ (6,000,000)	$ (81,000,000)
Stock Options [Member]
Other Financial Data [Line Items]
Stock options excluded from computation of dilutive shares due to antidilutive nature										5.6	5.9	8.6
Restricted Stock Units (RSUs) [Member]
Other Financial Data [Line Items]
Exclusion of assumed vesting restricted stock units from computation of earnings per share amount												0.2